Net Loss Per Share - Summary of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Numerator:
Net loss	$ 99,917	$ 24,462
Deemed dividend attributable to redeemable convertible preferred shareholders	4,822	4,562
Net loss attributable to common shareholders, basic	104,739	29,024
Net loss attributable to common shareholders, diluted	$ 104,739	$ 29,024
Denominator:
Weighted-average number of common shares used in net loss per share, basic	692,609	655,153
Weighted-average number of common shares used in net loss per share, diluted	692,609	655,153
Net loss per share of common shares, basic	$ 151.22	$ 44.3
Net loss per share of common shares, diluted	$ 151.22	$ 44.3